STAFF COSTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Employees	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees
Total staff costs
Staff costs	$ 46.2	$ 43.8	$ 40.9
Staff costs comprise the following
Wages and salaries	38.1	36.4	32.3
Share-based compensation	2.1	1.9	2.0
Pension costs	3.3	3.1	3.6
Other social security costs	0.6	0.3	0.4
Other staff costs	2.1	2.1	2.6
Total	$ 46.2	$ 43.8	$ 40.9
Average number of permanent employees
Seafarers | Employees	111.7	130.6	137.0
Land-based | Employees	302.2	286.6	269.1
Total | Employees	413.9	417.2	406.1
Operating expenses
Total staff costs
Staff costs	$ 9.3	$ 9.2	$ 9.9
Staff costs comprise the following
Total	9.3	9.2	9.9
Administrative expenses
Total staff costs
Staff costs	36.9	34.6	31.0
Staff costs comprise the following
Total	$ 36.9	$ 34.6	$ 31.0